SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of Changes in Stock Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2023	552,332	2.826	26.38	-
Forfeited	(414,666)	2.725

Outstanding as of December 31, 2023	137,666	3.130	33.07	-

Exercisable as of December 31, 2023	67,667	2.995	26.50	-

Schedule of Stock Options Outstanding
Number of options outstanding as of December 31, 2023	Exercise price	Weighted average remaining contractual life	Number of options exercisable as of December 31, 2023
		(In months)

16,666	2.36	17.90	16,666
16,000	3.07	7.20	16,000
35,000	3.23	42.16	11,667
70,000	3.28	38.05	23,334

137,666		33.07	67,667